Basis of Presentation	9 Months Ended
Sep. 30, 2021
Business Combination and Asset Acquisition [Abstract]
Basis of Presentation	Basis of Presentation
On October 21, 2021, the Company completed its previously announced acquisition of approximately 95,000 net acres in the Williston Basin, effective April 1, 2021, from QEP Energy Company (“QEP”), a wholly-owned subsidiary of Diamondback Energy Inc., for total cash consideration of $585.8 million (the “Williston Basin Acquisition”). The total cash consideration was comprised of a deposit of $74.5 million paid on May 3, 2021 and $511.3 million paid at closing on October 21, 2021. The Company funded the Williston Basin Acquisition with cash on hand, including proceeds from the divestiture of its exploration and production assets in the Texas region of the Permian Basin on June 29, 2021 (the “Permian Basin Sale”) and proceeds from the issuance of $400.0 million 6.375% senior unsecured notes due June 1, 2026 (the “Oasis Senior Notes”) on June 9, 2021. The Company expects the Williston Basin Acquisition to qualify as an asset acquisition under accounting principles generally accepted in the United States of America as the Williston Basin Acquisition does not meet the definition of a business under the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) 805, Business Combinations, since substantially all of the fair value of the assets acquired are concentrated in a single asset group. The Company has applied the cost accumulation model under FASB ASC 805-50, Business Combinations - Acquisitions of Assets Rather than a Business (“ASC 805-50”), and as such, recognized the Williston Basin Acquisition at cost, which includes transaction costs. The Company does not expect any material deferred income taxes from the Williston Basin Acquisition, as the tax basis of the assets acquired and liabilities assumed was equal to the book basis at closing.
On October 25, 2021, Oasis Midstream Partners LP (“OMP”) and OMP GP LLC (“OMP GP”) entered into an Agreement and Plan of Merger (the “OMP Merger”) with Crestwood Equity Partners LP (“Crestwood”). Pursuant to the terms of the OMP Merger, the Company will receive $160.0 million in cash and approximately 21 million common units of Crestwood in exchange for its approximate 70% ownership of OMP and its non-economic general partner interest in OMP GP. In connection with and prior to completion of the OMP Merger, the Company expects to contribute substantially all of its remaining midstream assets to OMP in exchange for cash consideration of approximately $6.7 million. Upon closing of the OMP Merger, the Company expects to own approximately 22% of the limited partner interests of Crestwood. As a result of this transaction, the Company will be a single basin exploration and production company. The OMP Merger represents a strategic shift for the Company and qualifies as discontinued operations in accordance with FASB ASC 205-20, Presentation of financial statements – Discontinued Operations (“ASC 205-20”). The pro forma adjustments presented herein show the effects of the OMP Merger as discontinued operations under ASC 205-20, as well as the classification of the assets and liabilities as held for sale. The Company expects the OMP Merger to be completed in the first quarter of 2022 and will file a Form 8-K under Item 2.01 upon closing. The pro forma financial information presented in such Form 8-K may contain values, adjustments and other information that differ from those contained in the pro forma financial information presented herein to, among other things, include pro forma financial information to show the pro forma effects of the OMP Merger as a significant disposition. The foregoing differences may be material individually or in the aggregate.
On November 19, 2020 (the “Emergence Date”) the Company emerged from bankruptcy and adopted fresh start accounting in accordance with the FASB ASC 852, Reorganizations, which resulted in a new basis of accounting and the Company becoming a new entity for financial reporting purposes. References to “Predecessor” relate to the period from January 1, 2018 through November 19, 2020, and references to “Successor” relate to the period from November 20, 2020 through September 30, 2021.
The unaudited pro forma condensed consolidated combined financial information has been derived from the historical consolidated financial statements of the Company and the historical Statements of Revenues and Direct Operating Expenses of properties acquired in the Williston Basin Acquisition (which were derived from information provided by QEP). The unaudited pro forma condensed consolidated combined balance sheet at September 30, 2021 was prepared as if the Williston Basin Acquisition and OMP Merger had occurred on September 30, 2021. No pro forma adjustments were necessary to reflect the Company’s adoption of fresh start accounting, the Permian Basin Sale and the issuance of the Oasis Senior Notes as these transactions were already included in the Company’s historical unaudited condensed consolidated balance sheet at September 30, 2021. The unaudited pro forma condensed consolidated combined statements of operations for the nine month period ended September 30, 2021 and for the year ended December 31, 2020 were prepared as if the fresh start accounting adjustments recorded on Emergence Date, the OMP Merger, the Williston Basin Acquisition, the Permian Basin Sale and the issuance of the Oasis Senior Notes had occurred on January 1, 2020. In addition, the unaudited pro forma condensed consolidated statements of operations for the years ended December 31, 2018 and 2019 were included in accordance with FASB ASC 205-20 to show the effects of the OMP Merger for comparative purposes.
The unaudited pro forma condensed consolidated combined financial statements and underlying pro forma adjustments are based upon currently available information and include certain estimates and assumptions made by management; accordingly, actual results could differ materially from the pro forma information. Management believes the assumptions provide a reasonable and reliably determinable basis for presenting the significant effects of the transactions described above. These unaudited pro forma condensed consolidated combined financial statements are provided for illustrative purposes only and may or may not provide an indication of results in the future.